Expense Example {- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-13 - Fidelity Advisor® Value Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Value Fund-Class A
Expense Example:
1 year	$ 685
3 years	929
5 years	1,194
10 years	1,950
Fidelity Advisor Value Fund-Class M
Expense Example:
1 year	488
3 years	790
5 years	1,116
10 years	2,038
Fidelity Advisor Value Fund-Class C
Expense Example:
1 year	293
3 years	616
5 years	1,069
10 years	2,119
Fidelity Advisor Value Fund - Class I
Expense Example:
1 year	92
3 years	291
5 years	507
10 years	1,129
Fidelity Advisor Value Fund-Class Z
Expense Example:
1 year	77
3 years	243
5 years	425
10 years	$ 952